Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits that would impact effective tax rate	$ 7,787	$ 8,080
Interest and penalties from unrecognized tax position	37	111
Accrued penalties and interest	0	$ 38
Operating loss carryforwards	0
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Operating Loss Carryforwards [Line Items]
Net change in period	1,934
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	62,752
Domestic Tax Authority [Member] | Tax Years Priorto 2014 Change in Control Member [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,658
Domestic Tax Authority [Member] | Tax Years After2014 Change In Control Member [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	13,241
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	24,467
Operating Loss Carryforwards, Valuation Allowance	14,344
Operating loss carryforwards, net of valuation allowance	$ 10,123